LEASES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease term	3 years			12 months
Operating lease payments	$ 29,250	$ 62,410	$ 91,627	$ 372,473	$ 350,608
Operating lease term	12 months